Notes Payable - Schedule of Short Term Debt (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Current portion long term debt: Total	$ 17,869
Less discount	(450)
Total	17,419
HCIC seller carry back [Member]
Current portion long term debt: Total	6,301
CWCB [Member]
Current portion long term debt: Total	70
McFinney Agri-Finance [Member]
Current portion long term debt: Total	441
GrowCo $4M note [Member]
Current portion long term debt: Total	4,000
GrowCo $1.5M exchange note [Member]
Current portion long term debt: Total	100
GrowCo $6M exchange note [Member]
Current portion long term debt: Total	1,855
GrowCo $7M exchange note [Member]
Current portion long term debt: Total	3,132
GrowCo $2M exchange note [Member]
Current portion long term debt: Total	1,520
Bridge loan Harding [Member]
Current portion long term debt: Total	13
TURV Long Term NP [Member]
Current portion long term debt: Total	100
Equipment loans [Member]
Current portion long term debt: Total	37
OID Black Mountain [Member]
Current portion long term debt: Total	$ 300